Intangible Assets, Net (Other Than Goodwill) (Details 1) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Cost	$ 4,399,716	$ 4,399,119	$ 3,776,253
Accumulated amortization	(1,229,982)	(1,088,935)	(898,173)
Carrying Value	3,169,734	3,310,184	2,878,080	$ 3,474,291
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,587,159	1,587,159	1,587,159
Accumulated amortization	(498,104)	(458,425)	(299,709)
Carrying Value	1,089,055	1,128,734	1,287,450	1,446,166
Acquired and Developed Software Member [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	959,882	959,882
Accumulated amortization	(108,316)	(50,989)
Carrying Value	851,566	908,893
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,759,809	1,759,809	2,146,561
Accumulated amortization	(611,299)	(567,867)	(589,627)
Carrying Value	1,148,510	1,191,942	1,556,934	2,000,858
Non-Compete [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	14,087	14,087	14,087
Accumulated amortization	(12,263)	(11,654)	(8,837)
Carrying Value	1,824	2,433	5,250	8,067
Patents Pending [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	78,779	78,182	28,446
Accumulated amortization
Carrying Value	$ 78,779	$ 78,182	$ 28,446	$ 19,200